Annual Fund Operating Expenses - PGIM 60/40 Allocation Fund - Class R6	Sep. 29, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.69%)
Net Expenses (as a percentage of Assets)	0.40%	[1]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.